Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	Years Ended December 31,
	2011	2010	2009

Net revenue before the provision for doubtful accounts	$17,615	$76,845	$151,236
Provision for doubtful accounts	(3,430)	(9,958)	(29,635)

Net revenue	14,185	66,887	121,601

Salaries and benefits	6,854	29,742	58,515
Depreciation and amortization	1,624	6,600	10,291
Other operating expenses	6,331	32,105	54,790
Long-lived asset and goodwill impairment charges	3,614	8,410	4,550
(Gains) losses on sales of assets and related other, net (see Note 4)	(304)	12,113	(10,428)

	18,119	88,970	117,718

Income (loss) before income taxes	(3,934)	(22,083)	3,883
Income tax benefit (expense)	1,525	8,557	(1,245)

Income (loss) from discontinued operations	$(2,409)	$(13,526)	$2,638

Components Of Assets Of Discontinued Operations

	December 31,
	2011	2010

Supplies, prepaid expenses and other assets	$569	$1,082
Property, plant and equipment, net, and other	13,992	6,688
Goodwill	—	3,614

Total assets of discontinued operations	$14,561	$11,384